Capital Structure (Details Textual) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended
	Dec. 07, 2009	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Oct. 09, 2014	Oct. 31, 2014	Jan. 31, 2007	Dec. 31, 2013
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001					0.001
Preferred stock, shares authorized (in shares)		10,000,000	10,000,000					10,000,000
Preferred stock conversion into Series 1 Convertible Preferred Stock (in shares)			194,758
Common stock, shares authorized (in shares)		65,000,000						65,000,000
Common stock, par value (in dollars per share)		$ 0.0001						0.0001
Restricted common stock, value		$ 1,000,000
Restricted common stock, shares		2,500,000
Restricted common stock, per share		$ 0.40						0.40
Shares issued to consultants for services		14,493
Preferred shares were converted			34,168 preferred shares were converted into 194,758 common shares.
Proceeds from sale of common stock			5,472,008
Sale of common stock, net of issuance costs of $39,000, shares	500,002
Exercise price of warrants (in dollars per share)	$ 1.00
Warrants to purchase common stock description			The foregoing excludes the issuance at the final closing date of October 9, 2014 of seven year warrants to purchase 15% of the number of shares sold in the offering, which warrants were issued to the placement agents.
Subsequent Event [Member]
Sale of common stock, net of issuance costs of $39,000, shares						245,456
Warrants to purchase common stock					6,818
Private Placement [Member]
Debt conversion amount			500,000
Common stock issued for conversion of debt, Shares			1,818,182
Common stock issued for conversion of debt			1,000,000
Private Placement [Member] | Subsequent Event [Member]
Proceeds from sale of common stock						6,501,101
Sale of common stock, net of issuance costs of $39,000, shares						11,820,187
Placement Agent [Member]
Exercise price of warrants (in dollars per share)					0.55
Warrants to purchase common stock			1,766,209
Placement Agent [Member] | Subsequent Event [Member]
Exercise price of warrants (in dollars per share)						0.55
Warrants to purchase common stock					1,773,027
Series 1 Convertible Preferred Stock
Preferred stock conversion into Series 1 Convertible Preferred Stock (in shares)							2,000,000
Preferred stock, shares outstanding			342,219
Preferred stock conversion ratio			5.1 shares					5.1 shares
Dividend rate on Series 1 Convertible Preferred Stock			8.00%					8.00%
Common stock, shares authorized (in shares)			65,000,000
Common stock, par value (in dollars per share)			$ 0.0001
Series 1 Preferred Stock [Member]
Preferred stock conversion ratio			5.8 shares